Note 16. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Our operating lease obligations as of December 31, 2014 were as follows:

	Payments Due By Period
	Total	2015	2016	2017	2018	2019	Thereafter
In millions
Operating Leases	$235.4	$37.1	$27.2	$17.7	$13.3	$11.5	$128.6
Our operating lease obligations as of December 31, 2014 were as follows: